SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Fair Value and Range of Exercise Prices (Details) - AUD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	3 years 1 month 28 days	2 years 3 months 7 days	3 years 2 months 1 day
Weighted average fair value [Abstract]
Weighted average fair value	$ 0.53	$ 0.51	$ 0.85
Bottom of range [member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.2	$ 0.2	$ 0.2
Top of range [member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.55	$ 1.33	$ 1.33